UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

September 30, 2017

SI-QTLY-1117
1.808792.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.1%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$1,004	$616
Nonconvertible Bonds - 37.1%
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (c)		4,205	4,364
Delphi Jersey Holdings PLC 5% 10/1/25 (c)		4,075	4,146
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		982	834
Metalsa SA de CV 4.9% 4/24/23 (c)		11,094	11,350
Tenedora Nemak SA de CV 5.5% 2/28/23 (c)		6,704	6,897
Tenneco, Inc. 5% 7/15/26		3,090	3,167
Tupy Overseas SA 6.625% 7/17/24 (c)		1,625	1,711
			32,469
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		9,355	9,121
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (c)		600	614
American Tire Distributors, Inc. 10.25% 3/1/22 (c)		1,740	1,814
LKQ Corp. 4.75% 5/15/23		1,090	1,126
			3,554
Diversified Consumer Services - 0.1%
Ascend Learning LLC 6.875% 8/1/25 (c)		1,275	1,345
Laureate Education, Inc. 8.25% 5/1/25 (c)		10,660	11,486
			12,831
Hotels, Restaurants & Leisure - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
5% 10/15/25 (c)		5,640	5,710
5% 10/15/25 (c)(d)		6,935	7,021
24 Hour Holdings III LLC 8% 6/1/22 (c)		1,760	1,632
Carlson Travel, Inc. 6.75% 12/15/23 (c)		1,505	1,494
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,604
Eldorado Resorts, Inc. 6% 4/1/25		3,825	4,016
FelCor Lodging LP 6% 6/1/25		4,185	4,488
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		7,100	7,180
8.75% 10/1/25 (c)		2,450	2,493
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		5,815	5,989
4.875% 4/1/27		2,730	2,867
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		955	1,029
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		2,865	2,951
5% 6/1/24 (c)		3,275	3,451
5.25% 6/1/26 (c)		3,275	3,467
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		2,780	2,954
MCE Finance Ltd. 4.875% 6/6/25 (c)		1,455	1,462
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,530	2,741
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		775	804
Playa Resorts Holding BV 8% 8/15/20 (c)		3,587	3,730
Scientific Games Corp. 10% 12/1/22		8,300	9,192
Silversea Cruises 7.25% 2/1/25 (c)		1,625	1,739
Station Casinos LLC 5% 10/1/25 (c)		3,735	3,744
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		2,700	2,835
7.25% 11/30/21 (c)		7,025	7,526
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		8,560	8,720
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		2,720	2,771
5.5% 10/1/27 (c)		2,795	2,835
			106,445
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)		3,165	3,307
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)		2,595	2,657
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		8,500	8,871
7% 7/15/24 (c)		2,460	2,620
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,521
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		3,265	3,461
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,898
5.625% 1/15/24		1,240	1,358
TRI Pointe Homes, Inc. 5.875% 6/15/24		6,140	6,570
William Lyon Homes, Inc. 5.875% 1/31/25		2,430	2,491
			43,754
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (c)		4,130	4,144
5.375% 2/1/21 (c)		4,010	4,301
5.75% 3/1/24		4,405	4,801
5.875% 2/15/25		10,170	11,123
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		9,020	9,561
6% 4/1/23		4,435	4,684
			38,614
Leisure Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (c)		2,155	2,263
Media - 2.7%
Altice SA:
7.625% 2/15/25 (c)		11,379	12,275
7.75% 5/15/22 (c)		15,025	15,945
Altice U.S. Finance SA 5.5% 5/15/26 (c)		4,270	4,504
AMC Networks, Inc.:
4.75% 12/15/22		3,080	3,168
4.75% 8/1/25		3,740	3,777
Block Communications, Inc. 6.875% 2/15/25 (c)		3,010	3,267
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	2,100	2,607
Cablevision SA 6.5% 6/15/21 (c)		835	891
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,013
5.625% 2/15/24		1,060	1,105
CBS Radio, Inc. 7.25% 11/1/24 (c)		2,715	2,898
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		9,335	9,303
5.125% 2/15/23		6,770	6,990
5.125% 5/1/23 (c)		5,425	5,649
5.125% 5/1/27 (c)		16,095	16,316
5.375% 5/1/25 (c)		5,425	5,622
5.5% 5/1/26 (c)		6,585	6,824
5.75% 9/1/23		670	695
5.75% 1/15/24		4,245	4,409
5.75% 2/15/26 (c)		7,390	7,748
Cengage Learning, Inc. 9.5% 6/15/24 (c)		9,325	8,113
Clear Channel Communications, Inc.:
9% 3/1/21		1,555	1,104
10% 1/15/18		4,050	2,228
11.25% 3/1/21		12,070	8,690
14% 2/1/21 pay-in-kind (b)		5,149	695
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		4,055	4,156
4.875% 4/11/22 (c)		1,875	1,950
Grupo Televisa SA de CV 6.625% 3/18/25		1,140	1,361
iHeartCommunications, Inc. 10.625% 3/15/23		10,220	7,205
Liberty Media Corp.:
8.25% 2/1/30		1,985	2,193
8.5% 7/15/29		4,375	4,889
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		1,390	1,460
Livent, Inc. yankee 9.375% 10/15/04 (e)(f)		300	0
Myriad International Holding BV 5.5% 7/21/25 (c)		3,185	3,471
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		8,135	7,973
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		2,335	2,420
Quebecor Media, Inc. 5.75% 1/15/23		7,660	8,330
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		2,450	2,517
5% 8/1/27 (c)		3,750	3,825
5.375% 4/15/25 (c)		4,685	4,943
5.375% 7/15/26 (c)		4,230	4,452
Tegna, Inc. 5.5% 9/15/24 (c)		3,210	3,379
TV Azteca SA de CV:
7.625% 9/18/20 (Reg S.)		2,369	2,454
8.25% 8/9/24 (Reg. S)		2,915	3,091
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)		4,986	5,148
Videotron Ltd. 5.125% 4/15/27 (c)		3,830	3,982
VTR Finance BV 6.875% 1/15/24 (c)		6,425	6,803
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		1,043	1,045
WMG Acquisition Corp. 5.625% 4/15/22 (c)		859	893
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		435	453
6% 1/15/27 (c)		4,190	4,337
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		8,375	8,582
			237,148
Specialty Retail - 0.2%
L Brands, Inc. 6.875% 11/1/35		4,825	4,680
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,292
PetSmart, Inc. 5.875% 6/1/25 (c)		3,920	3,420
Sonic Automotive, Inc.:
5% 5/15/23		800	782
6.125% 3/15/27		1,940	1,989
			14,163
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (c)		2,120	2,207
4.875% 5/15/26 (c)		2,120	2,202
			4,409
TOTAL CONSUMER DISCRETIONARY			504,771
CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,030	1,089
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	3,200	3,803
			4,892
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25		3,480	3,062
Albertsons, Inc.:
7.45% 8/1/29		4,935	3,825
8% 5/1/31		4,590	3,672
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (c)		9,545	8,686
9.375% 9/15/18 pay-in-kind (b)(c)		6,229	1,993
ESAL GmbH 6.25% 2/5/23 (c)		13,590	13,172
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (c)		6,115	6,360
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (c)		1,265	1,293
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,110	4,290
			46,353
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,318
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,725	3,455
5.15% 3/15/34		3,720	3,711
5.375% 3/15/44		3,730	3,562
Gruma S.A.B. de CV 4.875% 12/1/24 (c)		1,750	1,901
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	8,328	9,997
JBS Investments GmbH 7.25% 4/3/24 (c)		14,755	14,737
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		7,650	7,621
5.875% 7/15/24 (c)		2,350	2,356
8.25% 2/1/20 (c)		3,315	3,348
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		2,755	2,872
4.875% 11/1/26 (c)		2,785	2,924
MHP SA 8.25% 4/2/20 (c)		565	610
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		6,670	6,887
5.875% 9/30/27 (c)		2,170	2,216
Post Holdings, Inc.:
5% 8/15/26 (c)		6,385	6,369
5.5% 3/1/25 (c)		3,345	3,470
5.75% 3/1/27 (c)		2,560	2,637
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,716
			85,707
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		2,800	2,947
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (c)		375	366
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		4,470	4,761
			8,074
Personal Products - 0.1%
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)		14,733	12,855
Tobacco - 0.1%
British American Tobacco PLC 2.25% 1/16/30	EUR	6,100	7,370
TOTAL CONSUMER STAPLES			165,251
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (c)		2,990	3,188
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,868
Ensco PLC:
4.5% 10/1/24		4,570	3,793
5.2% 3/15/25		2,830	2,377
5.75% 10/1/44		4,085	2,931
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,112
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,865
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	2,028
Jonah Energy LLC 7.25% 10/15/25 (c)		3,735	3,768
Noble Holding International Ltd.:
4.625% 3/1/21		420	386
6.2% 8/1/40		1,600	1,088
7.7% 4/1/25 (b)		3,580	3,061
8.7% 4/1/45 (b)		795	660
SESI LLC 7.75% 9/15/24 (c)		2,230	2,308
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		5,560	6,255
Summit Midstream Holdings LLC 5.75% 4/15/25		2,770	2,812
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		1,600	1,496
Unit Corp. 6.625% 5/15/21		875	877
			48,873
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		2,630	2,752
Afren PLC:
6.625% 12/9/20 (c)(e)(f)		2,932	4
10.25% 4/8/19 (Reg. S) (e)(f)		6,109	8
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		6,670	7,705
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		1,635	1,692
Antero Resources Corp.:
5.125% 12/1/22		305	312
5.625% 6/1/23 (Reg. S)		4,216	4,395
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,176
Callon Petroleum Co. 6.125% 10/1/24		1,510	1,563
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,860	2,903
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (c)		3,835	3,950
7% 6/30/24		4,875	5,558
Chesapeake Energy Corp.:
8% 12/15/22 (c)		15,036	16,201
8% 1/15/25 (c)(d)		2,055	2,076
8% 6/15/27 (c)(d)		8,350	8,267
Citgo Holding, Inc. 10.75% 2/15/20 (c)		17,272	18,611
Concho Resources, Inc. 4.375% 1/15/25		4,050	4,263
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (b)(c)(g)		935	933
6.875% 6/15/25 (c)		1,865	1,956
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		2,910	2,972
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,884
Denbury Resources, Inc.:
4.625% 7/15/23		4,155	2,202
5.5% 5/1/22		6,783	3,875
6.375% 8/15/21		5,775	3,465
Diamondback Energy, Inc.:
4.75% 11/1/24		3,415	3,483
5.375% 5/31/25		1,585	1,652
Dolphin Energy Ltd. 5.5% 12/15/21 (c)		1,200	1,320
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)(f)		5,125	0
EDC Finance Ltd. 4.875% 4/17/20 (c)		1,210	1,238
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (c)		4,190	4,337
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,731
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	3,220
4.4% 4/1/24		3,185	3,290
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (c)		2,265	2,288
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	1,334
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		2,215	2,304
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,409
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		4,155	4,415
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	1,043
7% 6/15/23		4,305	4,327
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		4,000	3,920
5.75% 10/1/25 (c)		4,310	4,358
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		2,650	2,779
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		3,170	3,303
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		2,760	1,980
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		2,200	2,277
7.875% 8/1/21 (c)		3,930	4,068
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		4,500	4,658
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		1,915	2,059
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,793
5.625% 7/1/24		740	794
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		3,905	3,632
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		925	960
4.875% 8/15/27 (c)		925	969
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (c)		11,822	11,886
8% 7/25/22 (c)		9,530	9,945
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)		3,233	3,605
10% 11/2/21 pay-in-kind (b)(c)		1,255	1,399
Pan American Energy LLC 7.875% 5/7/21 (c)		6,355	6,858
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		2,390	2,429
6.25% 6/1/24 (c)		2,625	2,763
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,328	10,625
7.25% 6/15/25 (c)		3,725	3,809
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,324
PDC Energy, Inc. 6.125% 9/15/24		1,310	1,369
Peabody Securities Finance Corp.:
6% 3/31/22 (c)		3,040	3,139
6.375% 3/31/25 (c)		3,325	3,416
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,775	11,610
8.625% 12/1/23 (b)		500	600
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)(e)(f)		9,160	0
Petrobras Energia SA 7.375% 7/21/23 (c)		1,250	1,360
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		6,271	6,241
6.125% 1/17/22		18,735	20,140
6.25% 3/17/24		2,950	3,152
8.75% 5/23/26		11,925	14,325
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		2,617	2,650
Petroleos de Venezuela SA:
5.375% 4/12/27		2,160	648
5.5% 4/12/37		3,350	1,013
6% 5/16/24 (c)		4,305	1,308
6% 11/15/26 (c)		4,635	1,407
8.5% 10/27/20 (c)		4,630	3,843
9.75% 5/17/35 (c)		13,935	4,773
12.75% 2/17/22 (c)		520	240
Petroleos Mexicanos:
4.625% 9/21/23		3,370	3,481
4.875% 1/24/22		1,835	1,924
4.875% 1/18/24		2,435	2,525
5.5% 1/21/21		2,295	2,449
6.375% 2/4/21		2,035	2,229
6.375% 1/23/45		5,120	5,210
6.5% 6/2/41		14,650	15,317
6.625% (c)(h)		6,368	6,400
6.75% 9/21/47		8,669	9,223
6.875% 8/4/26		1,115	1,268
PT Pertamina Persero 6.5% 5/27/41 (c)		1,650	1,963
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,791
Range Resources Corp. 5% 3/15/23 (c)		9,130	9,062
RSP Permian, Inc.:
5.25% 1/15/25 (c)		1,345	1,365
6.625% 10/1/22		1,785	1,872
Sabine Pass Liquefaction LLC:
5% 3/15/27		6,285	6,701
5.875% 6/30/26		6,335	7,085
SemGroup Corp.:
6.375% 3/15/25 (c)		1,940	1,901
7.25% 3/15/26 (c)		3,460	3,477
Sibur Securities Dac 4.125% 10/5/23 (c)		1,735	1,735
SM Energy Co.:
5.625% 6/1/25		2,100	1,995
6.75% 9/15/26		1,680	1,680
Southern Star Central Corp. 5.125% 7/15/22 (c)		2,570	2,650
Southwestern Energy Co.:
4.1% 3/15/22		6,395	6,147
7.5% 4/1/26		2,800	2,912
7.75% 10/1/27		2,510	2,604
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		6,110	6,402
6.375% 4/1/23		3,040	3,230
Teekay Corp. 8.5% 1/15/20		7,885	8,003
Teine Energy Ltd. 6.875% 9/30/22 (c)		4,615	4,696
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,321
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		1,075	1,109
6.375% 5/1/24		1,695	1,839
Transportadora de Gas del Sur SA 9.625% 5/14/20 (c)		9,811	10,616
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		2,860	2,917
7.125% 4/15/25 (c)		1,910	1,929
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,965	5,313
WPX Energy, Inc.:
5.25% 9/15/24		3,215	3,223
6% 1/15/22		9,170	9,479
YPF SA:
8.5% 3/23/21 (c)		10,255	11,508
8.75% 4/4/24 (c)		11,010	12,662
Zhaikmunai International BV 7.125% 11/13/19 (c)		825	839
			522,593
TOTAL ENERGY			571,466
FINANCIALS - 5.9%
Banks - 1.3%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,570	1,651
Banco de Bogota SA 6.25% 5/12/26 (c)		1,850	2,020
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		3,670	3,854
Banco Hipotecario SA 9.75% 11/30/20 (c)		11,615	13,223
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,325	4,554
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)		1,350	1,375
6.369% 6/16/18 (c)		1,750	1,796
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		2,225	2,164
BBVA Bancomer SA 7.25% 4/22/20 (c)		2,475	2,716
Biz Finance PLC 9.75% 1/22/25 (c)		650	698
BTA Bank JSC 5.5% 12/21/22 (c)		2,450	2,414
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		3,445	2,963
CIT Group, Inc. 5% 8/15/22		6,837	7,399
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		600	621
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	140,700	2,143
Fidelity Bank PLC:
6.875% 5/9/18 (c)		1,282	1,278
6.875% 5/9/18 (Reg. S)		765	762
GTB Finance BV 6% 11/8/18 (c)		2,420	2,462
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,311
5.5% 8/6/22 (c)		3,000	3,151
JSC BGEO Group 6% 7/26/23 (c)		4,685	4,819
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (c)		5,455	5,600
SB Capital SA 5.5% 2/26/24 (b)(c)		2,565	2,617
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		3,750	4,045
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		2,240	2,244
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (c)		3,400	3,308
4.75% 6/4/19 (c)		3,250	3,266
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		1,085	1,112
5.5% 4/21/22 (c)		3,200	3,255
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (b)		6,425	6,557
Zenith Bank PLC:
6.25% 4/22/19 (c)		10,895	11,110
7.375% 5/30/22 (c)		6,825	7,047
			116,535
Capital Markets - 0.4%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)		4,220	4,315
AssuredPartners, Inc. 7% 8/15/25 (c)		1,505	1,541
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		6,335	6,969
Morgan Stanley 1.75% 3/11/24	EUR	18,590	22,944
MSCI, Inc.:
5.25% 11/15/24 (c)		2,735	2,913
5.75% 8/15/25 (c)		2,685	2,930
			41,612
Consumer Finance - 2.4%
Ally Financial, Inc.:
4.125% 2/13/22		8,795	9,086
4.625% 3/30/25		6,760	7,090
5.125% 9/30/24		20,806	22,533
8% 11/1/31		82,753	106,743
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		3,240	3,353
General Motors Acceptance Corp. 8% 11/1/31		9,006	11,618
Navient Corp.:
5.875% 10/25/24		11,105	11,272
6.5% 6/15/22		2,950	3,129
7.25% 9/25/23		1,795	1,950
SLM Corp.:
5.5% 1/25/23		15,840	16,038
6.125% 3/25/24		5,445	5,614
7.25% 1/25/22		12,155	13,295
			211,721
Diversified Financial Services - 1.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000	1,902
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		3,705	3,487
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(c)		1,725	1,790
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		2,520	2,734
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		17,815	18,349
6% 8/1/20		8,545	8,818
6.25% 2/1/22		2,595	2,705
6.75% 2/1/24		3,410	3,598
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (c)		3,305	3,527
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		2,505	2,621
Pontis IV Ltd. 5.125% 3/31/27 (c)		1,285	1,296
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		3,100	3,312
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (c)		3,545	3,465
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (c)		4,815	5,062
Sistema International Funding SA 6.95% 5/17/19 (c)		3,490	3,438
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		11,225	12,779
Sparc Em Spc 0% 12/5/22 (c)		445	406
Springleaf Financial Corp.:
6.125% 5/15/22		2,805	2,971
7.75% 10/1/21		640	723
8.25% 12/15/20		3,195	3,610
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,325	1,390
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		3,185	3,312
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,765	6,486
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	3,000	3,536
2.75% 10/2/24 (Reg. S)	EUR	6,400	8,289
			109,606
Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		10,645	11,255
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)		9,770	10,173
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		3,815	3,887
			25,315
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)		23,175	25,575
TOTAL FINANCIALS			530,364
HEALTH CARE - 2.4%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		2,255	2,283
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (c)		1,935	2,085
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		2,125	2,242
Hologic, Inc. 5.25% 7/15/22 (c)		4,650	4,883
			9,210
Health Care Providers & Services - 2.0%
Community Health Systems, Inc.:
6.25% 3/31/23		8,445	8,297
6.875% 2/1/22		21,930	17,215
7.125% 7/15/20		4,425	3,994
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (c)		1,482	1,645
Envision Healthcare Corp. 6.25% 12/1/24 (c)		4,120	4,419
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,451
5.25% 4/15/25		13,180	14,251
5.25% 6/15/26		5,275	5,684
5.375% 2/1/25		8,650	9,115
5.875% 5/1/23		7,155	7,781
5.875% 2/15/26		10,705	11,494
7.5% 2/15/22		12,110	13,892
HealthSouth Corp. 5.75% 11/1/24		9,180	9,421
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (c)		4,215	4,410
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		2,280	2,451
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		3,340	3,474
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,524
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		1,865	1,848
6.75% 6/15/23		4,740	4,550
6.875% 11/15/31		11,540	10,098
7.5% 1/1/22 (c)		2,360	2,499
8.125% 4/1/22		5,360	5,454
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (c)		5,870	5,562
THC Escrow Corp. III:
5.125% 5/1/25 (c)		1,865	1,839
7% 8/1/25 (c)		3,725	3,502
Vizient, Inc. 10.375% 3/1/24 (c)		4,615	5,301
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,990	3,147
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		1,865	1,856
			172,174
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (c)		16,345	14,445
6.5% 3/15/22 (c)		3,875	4,098
6.75% 8/15/21 (c)		1,935	1,899
7% 3/15/24 (c)		5,815	6,208
			26,650
TOTAL HEALTH CARE			210,317
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
DAE Funding LLC:
4% 8/1/20 (c)		2,150	2,193
4.5% 8/1/22 (c)		2,685	2,752
5% 8/1/24 (c)		3,700	3,793
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		3,965	4,282
KLX, Inc. 5.875% 12/1/22 (c)		11,260	11,797
TransDigm, Inc. 6.375% 6/15/26		4,050	4,149
			28,966
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		6,690	7,242
XPO Logistics, Inc. 6.125% 9/1/23 (c)		3,300	3,444
			10,686
Airlines - 0.2%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (c)		1,261	1,329
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,312
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		332	351
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,838	2,095
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,985	2,029
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		408	412
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,415	4,016
Series 2012-2 Class B, 6.75% 6/3/21		1,495	1,645
Series 2013-1 Class B, 5.375% 11/15/21		1,939	2,063
			15,252
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		1,380	1,418
6.125% 4/1/25 (c)		1,380	1,425
			2,843
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		3,640	3,804
APX Group, Inc.:
7.625% 9/1/23 (c)		5,235	5,503
7.875% 12/1/22		9,685	10,532
8.75% 12/1/20		7,385	7,616
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		1,455	1,493
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,113
5.875% 7/1/25		1,045	1,028
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		2,610	2,793
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		3,180	3,307
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		3,420	3,454
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		1,215	1,285
			43,928
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		3,925	4,057
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		7,435	8,002
Cementos Progreso Trust 7.125% 11/6/23 (c)		2,245	2,394
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		9,735	3,675
5.25% 6/27/29 (c)		3,565	1,337
7.125% 6/26/42 (c)		4,795	1,798
			21,263
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (c)		4,355	4,590
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		1,490	1,622
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		6,385	6,608
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		1,065	881
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		4,035	3,985
			4,866
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (c)		3,050	3,264
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (c)		1,350	1,499
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (c)		1,870	2,057
			3,556
Trading Companies & Distributors - 0.3%
Aircastle Ltd.:
5% 4/1/23		2,405	2,573
5.5% 2/15/22		4,250	4,643
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		4,250	4,569
Avantor, Inc. 6% 10/1/24 (c)		3,735	3,828
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	5,300	6,220
FLY Leasing Ltd. 5.25% 10/15/24 (d)		2,920	2,931
United Rentals North America, Inc. 5.5% 5/15/27		2,625	2,799
			27,563
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		4,485	4,781
Global Ports Finance PLC 6.872% 1/25/22 (c)		3,375	3,569
			8,350
TOTAL INDUSTRIALS			183,357
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (c)		9,175	9,575
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,413
CommScope Technologies Finance LLC 5% 3/15/27 (c)		4,155	4,165
			17,153
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		9,120	10,762
TTM Technologies, Inc. 5.625% 10/1/25 (c)		1,250	1,265
			12,027
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		8,050	8,815
Camelot Finance SA 7.875% 10/15/24 (c)		1,870	2,015
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (c)		1,040	1,095
5.375% 3/15/27 (c)		890	955
GTT Communications, Inc. 7.875% 12/31/24 (c)		1,925	2,045
			14,925
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		2,085	2,189
Ceridian HCM Holding, Inc. 11% 3/15/21 (c)		2,360	2,505
Everi Payments, Inc. 10% 1/15/22		4,210	4,568
Gartner, Inc. 5.125% 4/1/25 (c)		1,935	2,041
			11,303
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc. 6% 4/1/22 (c)		1,275	1,332
Micron Technology, Inc.:
5.25% 8/1/23 (c)		1,740	1,815
5.25% 1/15/24 (c)		3,675	3,868
7.5% 9/15/23		3,925	4,362
Microsemi Corp. 9.125% 4/15/23 (c)		867	992
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		4,750	5,083
4.625% 6/1/23 (c)		3,805	4,090
5.75% 3/15/23 (c)		15,105	15,766
Qorvo, Inc.:
6.75% 12/1/23		3,135	3,414
7% 12/1/25		9,580	10,945
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		4,190	4,588
Versum Materials, Inc. 5.5% 9/30/24 (c)		2,170	2,300
			58,555
Software - 0.5%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		7,070	7,326
Greeneden U.S. Holdings II LLC 10% 11/30/24 (c)		5,685	6,424
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		1,490	1,525
Open Text Corp. 5.875% 6/1/26 (c)		3,195	3,507
Parametric Technology Corp. 6% 5/15/24		1,295	1,395
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,557
Symantec Corp. 5% 4/15/25 (c)		3,335	3,487
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)		4,635	4,936
10.5% 2/1/24 (c)		9,345	10,011
			42,168
TOTAL INFORMATION TECHNOLOGY			156,131
MATERIALS - 3.6%
Chemicals - 1.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		2,950	3,134
5.75% 4/15/21 (c)		2,020	2,174
6.45% 2/3/24		2,220	2,502
Hexion, Inc. 10.375% 2/1/22 (c)		1,495	1,435
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (c)		2,715	3,102
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	44,702
4.69% 4/24/22		14,170	13,639
10% 10/15/20 (e)(f)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)(f)		44,218	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		4,660	4,718
5.25% 6/1/27 (c)		3,995	4,035
Nufarm Australia Ltd. 6.375% 10/15/19 (c)		2,020	2,060
OCP SA 5.625% 4/25/24 (c)		1,270	1,368
Platform Specialty Products Corp.:
6.5% 2/1/22 (c)		4,175	4,326
10.375% 5/1/21 (c)		1,275	1,390
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		3,010	3,108
The Chemours Co. LLC 5.375% 5/15/27		1,545	1,603
TPC Group, Inc. 8.75% 12/15/20 (c)		7,335	7,115
Valvoline Finco Two LLC 5.5% 7/15/24 (c)		1,550	1,655
			102,066
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (c)		2,000	2,125
9.375% 10/12/22 (c)		2,220	2,325
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		1,870	2,149
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,685	1,752
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		1,570	1,618
U.S. Concrete, Inc. 6.375% 6/1/24		2,070	2,230
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		2,055	2,166
			14,365
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		4,250	4,366
6% 2/15/25 (c)		6,620	7,009
7.25% 5/15/24 (c)		7,590	8,325
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	13,272
7.5% 12/15/96		3,685	3,699
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		1,795	1,863
Sealed Air Corp. 5.25% 4/1/23 (c)		2,540	2,737
			41,271
Metals & Mining - 1.9%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (c)		2,825	3,129
7% 9/30/26 (c)		2,340	2,650
Aleris International, Inc. 6% 6/1/20 (c)(f)		33	33
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		2,905	3,082
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (c)		1,310	1,372
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (c)		3,740	3,590
Compania Minera Ares SAC 7.75% 1/23/21 (c)		5,250	5,506
EVRAZ Group SA:
5.375% 3/20/23 (c)		4,990	5,131
8.25% 1/28/21 (Reg. S)		6,090	6,851
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		635	674
10.375% 4/7/19 (c)		365	388
10.375% 4/7/19 (Reg. S)		580	616
First Quantum Minerals Ltd.:
7% 2/15/21 (c)		5,040	5,185
7.25% 5/15/22 (c)		2,945	3,015
7.25% 4/1/23 (c)		9,590	9,878
7.5% 4/1/25 (c)		4,845	4,954
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		2,455	2,486
5.125% 5/15/24 (c)		3,025	3,063
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	2,097
3.875% 3/15/23		6,390	6,294
5.4% 11/14/34		2,000	1,910
5.45% 3/15/43		13,105	12,245
6.75% 2/1/22		6,175	6,437
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (c)		1,737	1,785
4.875% 10/7/20 (Reg. S)		400	411
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		1,850	1,971
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		2,775	3,129
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		2,400	2,688
Lundin Mining Corp.:
7.5% 11/1/20 (c)		1,465	1,524
7.875% 11/1/22 (c)		215	234
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (c)		1,200	1,219
Metinvest BV 9.3725% 12/31/21 pay-in-kind (b)		16,237	16,434
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (c)(e)(f)		15	0
Murray Energy Corp. 11.25% 4/15/21 (c)		5,075	3,026
Polyus Finance PLC 5.25% 2/7/23 (c)		1,275	1,332
Southern Copper Corp. 7.5% 7/27/35		2,390	3,100
Stillwater Mining Co.:
6.125% 6/27/22 (c)		7,060	7,169
7.125% 6/27/25 (c)		3,340	3,440
United States Steel Corp. 8.375% 7/1/21 (c)		9,120	10,078
Vale Overseas Ltd.:
4.375% 1/11/22		2,440	2,542
5.875% 6/10/21		1,255	1,380
6.875% 11/21/36		1,370	1,569
Vedanta Resources PLC:
6.375% 7/30/22 (c)		4,920	5,117
8.25% 6/7/21 (c)		3,125	3,500
VM Holding SA 5.375% 5/4/27 (c)		4,935	5,182
			167,416
Paper & Forest Products - 0.0%
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (b)(e)(f)(g)		1,770	0
11.375% 12/31/2114 (e)(f)		4,396	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(e)(f)		5,480	0
			0
TOTAL MATERIALS			325,118
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		3,000	3,259
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		4,105	4,208
5.25% 8/1/26		1,495	1,544
6.375% 2/15/22		4,335	4,475
			13,486
Real Estate Management & Development - 0.3%
Grand City Properties SA:
1.375% 8/3/26 (Reg. S)	EUR	5,000	5,833
1.5% 4/17/25 (Reg. S)	EUR	2,700	3,236
Howard Hughes Corp. 5.375% 3/15/25 (c)		4,160	4,243
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	18
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		2,120	2,385
Mattamy Group Corp. 6.875% 12/15/23 (c)		3,035	3,170
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		7,370	7,563
			26,448
TOTAL REAL ESTATE			39,934
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.3%
Altice Financing SA:
6.625% 2/15/23 (c)		8,265	8,761
7.5% 5/15/26 (c)		8,130	8,943
Altice Finco SA 8.125% 1/15/24 (c)		8,730	9,428
AT&T, Inc.:
2.35% 9/4/29	EUR	3,900	4,673
3.15% 9/4/36	EUR	3,550	4,227
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		1,810	1,882
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,524
9% 8/15/31		3,655	2,842
GCI, Inc. 6.875% 4/15/25		4,240	4,558
GTH Finance BV:
6.25% 4/26/20 (c)		1,690	1,790
7.25% 4/26/23 (c)		10,290	11,673
Lynx II Corp. 6.375% 4/15/23 (c)		1,820	1,900
Sable International Finance Ltd. 6.875% 8/1/22 (c)		19,275	20,721
SFR Group SA:
6% 5/15/22 (c)		34,820	36,387
6.25% 5/15/24 (c)		34,853	36,805
7.375% 5/1/26 (c)		16,760	18,101
Sprint Capital Corp.:
6.875% 11/15/28		4,765	5,337
8.75% 3/15/32		3,641	4,656
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		3,660	3,806
U.S. West Communications:
6.875% 9/15/33		2,155	2,109
7.25% 9/15/25		535	592
7.25% 10/15/35		1,455	1,455
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		4,635	4,820
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,295
			204,285
Wireless Telecommunication Services - 2.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,127
Comcel Trust 6.875% 2/6/24 (c)		1,555	1,657
Digicel Group Ltd.:
6% 4/15/21 (c)		870	849
6.75% 3/1/23 (c)		1,430	1,401
7.125% 4/1/22 (c)		13,405	12,143
8.25% 9/30/20 (c)		10,040	9,808
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	12,191
7.25% 10/15/20		22,465	21,623
7.5% 4/1/21		7,635	7,234
9.75% 7/15/25 (c)		4,705	4,752
Millicom International Cellular SA:
6% 3/15/25 (c)		7,780	8,325
6.625% 10/15/21 (c)		8,965	9,256
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		2,410	2,591
Neptune Finco Corp.:
6.625% 10/15/25 (c)		6,060	6,636
10.125% 1/15/23 (c)		6,340	7,315
10.875% 10/15/25 (c)		6,774	8,374
Sprint Communications, Inc. 6% 11/15/22		11,390	12,193
Sprint Corp.:
7.125% 6/15/24		21,530	24,221
7.625% 2/15/25		11,980	13,740
7.875% 9/15/23		10,870	12,609
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,400	6,792
6.375% 3/1/25		17,345	18,675
6.5% 1/15/24		15,115	16,105
Telesat Canada/Telesat LLC 8.875% 11/15/24 (c)		3,245	3,655
			226,272
TOTAL TELECOMMUNICATION SERVICES			430,557
UTILITIES - 2.2%
Electric Utilities - 0.2%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	6,300	6,765
InterGen NV 7% 6/30/23 (c)		1,730	1,687
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,737
Pampa Holding SA 7.5% 1/24/27 (c)		4,310	4,684
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		750	741
			15,614
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,581
8% 3/1/32		3,400	4,623
			13,204
Independent Power and Renewable Electricity Producers - 1.9%
Dynegy, Inc.:
7.375% 11/1/22		13,365	13,916
7.625% 11/1/24		15,245	15,798
8% 1/15/25 (c)		7,065	7,312
8.125% 1/30/26 (c)		7,470	7,694
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		29,362	41,914
12.25% 3/1/22 (b)(c)(e)		35,768	54,635
Listrindo Capital BV 4.95% 9/14/26 (c)		2,110	2,142
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		2,475	2,528
4.5% 9/15/27 (c)		1,720	1,752
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		1,860	1,962
PPL Energy Supply LLC 6.5% 6/1/25		3,425	2,612
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		11,640	12,106
6.625% 6/15/25 (b)(c)		2,950	3,142
			167,513
TOTAL UTILITIES			196,331

TOTAL NONCONVERTIBLE BONDS			3,313,597

TOTAL CORPORATE BONDS
(Cost $3,116,303)			3,314,213

U.S. Government and Government Agency Obligations - 17.6%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$1,138	$1,492
5.375% 4/1/56		1,803	2,454

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,946

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		8,734	9,155
U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds:
2.5% 2/15/46		14,410	13,395
2.75% 8/15/47		8,397	8,209
2.875% 8/15/45		27,219	27,324
3% 11/15/44		5,258	5,415
3% 2/15/47		47,510	48,837
3% 5/15/47		8,500	8,740
3.625% 2/15/44		72,443	83,193
4.25% 5/15/39		30,000	37,508
4.75% 2/15/37		28,741	38,147
5.25% 2/15/29 (i)		14,703	18,919
6.125% 8/15/29 (i)(j)		27,099	37,577
7.5% 11/15/24		5,690	7,709
7.875% 2/15/21		6,800	8,171
8.125% 5/15/21		9,286	11,370
U.S. Treasury Notes:
0.875% 6/15/19		25,217	24,972
0.875% 9/15/19		36,684	36,256
1.125% 9/30/21		58,579	57,021
1.375% 7/31/19		31,744	31,689
1.375% 9/30/19		27,000	26,941
1.375% 2/29/20		10,262	10,218
1.375% 9/15/20		5,840	5,798
1.375% 8/31/23		7,000	6,733
1.5% 4/15/20		36,367	36,296
1.5% 7/15/20		71,605	71,395
1.5% 8/15/26		2,021	1,892
1.625% 6/30/19		39,152	39,259
1.625% 6/30/20		1,783	1,784
1.625% 8/31/22		29,000	28,592
1.75% 12/31/20		1,389	1,391
1.75% 5/31/22		20,000	19,863
1.75% 6/30/22		47,639	47,278
1.875% 1/31/22		24,896	24,900
1.875% 3/31/22		112,286	112,188
1.875% 7/31/22		30,600	30,524
1.875% 8/31/24		3,300	3,240
2% 9/30/20		84,047	84,924
2% 12/31/21		84,692	85,188
2% 7/31/22		3,557	3,570
2% 9/30/24		107,518	107,182
2% 8/15/25		15,409	15,139
2% 11/15/26		60,766	59,190
2.125% 6/30/21		11,000	11,141
2.125% 7/31/24		80,251	80,091
2.125% 5/15/25		8,021	7,966
2.25% 7/31/21		55,359	56,295
2.25% 2/15/27		23,000	22,851
2.25% 8/15/27		8,855	8,791
2.375% 5/15/27		13,500	13,550

TOTAL U.S. TREASURY OBLIGATIONS			1,528,622

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5822% 12/7/20 (NCUA Guaranteed) (b)(g)		1,057	1,058
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 1.6806% 1/8/20 (NCUA Guaranteed) (b)(g)		2,615	2,623
Series 2011-R4 Class 1A, 1 month U.S. LIBOR + 0.380% 1.6072% 3/6/20 (NCUA Guaranteed) (b)(g)		36	36
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,541

TOTAL OTHER GOVERNMENT RELATED			30,258

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,563,523)			1,571,981

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.365% 2.75% 10/1/35 (b)(g)		19	20
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (b)(g)		14	15
12 month U.S. LIBOR + 1.495% 2.962% 1/1/35 (b)(g)		123	128
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(g)		24	25
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(g)		25	26
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (b)(g)		63	66
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (b)(g)		33	35
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (b)(g)		62	65
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(g)		223	230
12 month U.S. LIBOR + 1.728% 3.378% 11/1/36 (b)(g)		20	21
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (b)(g)		100	105
12 month U.S. LIBOR + 1.760% 3.336% 2/1/37 (b)(g)		326	344
12 month U.S. LIBOR + 1.800% 2.758% 1/1/42 (b)(g)		733	770
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(g)		202	210
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(g)		64	68
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(g)		76	80
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(g)		1,103	1,157
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(g)		132	140
12 month U.S. LIBOR + 1.818% 3.243% 7/1/41 (b)(g)		175	183
12 month U.S. LIBOR + 1.830% 3.378% 10/1/41 (b)(g)		120	127
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(g)		23	24
12 month U.S. LIBOR + 1.885% 3.631% 4/1/36 (b)(g)		152	161
12 month U.S. LIBOR + 2.176% 3.778% 8/1/35 (b)(g)		234	244
6 month U.S. LIBOR + 1.550% 2.925% 9/1/33 (b)(g)		262	270
6 month U.S. LIBOR + 1.550% 2.925% 11/1/35 (b)(g)		221	229
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(g)		10	11
4% 5/1/29		8,661	9,132
4.5% 11/1/25		1,377	1,451
5% 5/1/22		3	3
5.5% 10/1/20 to 4/1/21		527	543
6% 1/1/34 to 6/1/36		1,952	2,218
6.5% 2/1/22 to 8/1/36		3,050	3,489
7.5% 1/1/28		26	31

TOTAL FANNIE MAE			21,621

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 2.79% 1/1/36 (b)(g)		50	52
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(g)		16	17
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		105	108
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (b)(g)		1,221	1,264
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(g)		35	37
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(g)		677	706
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(g)		117	123
12 month U.S. LIBOR + 1.880% 3.03% 10/1/41 (b)(g)		671	694
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(g)		131	139
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(g)		141	147
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(g)		124	132
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(g)		170	178
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(g)		165	173
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (b)(g)		59	62
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (b)(g)		46	48
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (b)(g)		42	44
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(g)		28	29
6 month U.S. LIBOR + 1.685% 3.063% 1/1/37 (b)(g)		214	223
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(g)		52	53
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(g)		27	28
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (b)(g)		227	236
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (b)(g)		117	123
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(g)		384	398
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(g)		175	184
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(g)		97	100
6 month U.S. LIBOR + 2.066% 3.428% 6/1/37 (b)(g)		38	41
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(g)		31	33
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (b)(g)		167	174
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (b)(g)		3	3
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		108	114
6% 1/1/24		658	706
6.5% 5/1/18 to 3/1/22		184	196

TOTAL FREDDIE MAC			6,565

Ginnie Mae - 0.2%
6% 6/15/36		2,481	2,886
7% 9/15/25 to 8/15/31		17	20
7.5% 2/15/22 to 8/15/28		35	41
8% 12/15/26		0	0
4.297% 8/20/61 (b)(k)		1,382	1,404
4.646% 2/20/62 (b)(k)		1,429	1,472
4.676% 2/20/62 (b)(k)		1,941	1,988
4.688% 1/20/62 (b)(k)		9,231	9,448
5.47% 8/20/59 (k)		26	27

TOTAL GINNIE MAE			17,286

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $44,937)			45,472

Asset-Backed Securities - 0.2%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.4872% 5/28/30 (b)(g)		$2,081	$2,080
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.2062% 4/25/22 (b)(g)		753	756
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.5372% 7/26/66 (b)(c)(g)		5,129	5,130
Class A2, 1 month U.S. LIBOR + 0.600% 1.8372% 7/26/66 (b)(c)(g)		6,106	6,149
TOTAL ASSET-BACKED SECURITIES
(Cost $14,071)			14,115

Collateralized Mortgage Obligations - 3.9%
U.S. Government Agency - 3.9%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.1672% 6/25/36 (b)(g)		2,717	2,761
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		288	314
Series 2005-19 Class PA, 5.5% 7/25/34		645	671
Series 2005-27 Class NE, 5.5% 5/25/34		171	172
Series 2005-64 Class PX, 5.5% 6/25/35		767	826
Series 2005-68 Class CZ, 5.5% 8/25/35		2,660	2,973
Series 2010-118 Class PB, 4.5% 10/25/40		2,787	2,941
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		529	560
Series 2004-91 Class Z, 5% 12/25/34		2,429	2,656
Series 2005-117 Class JN, 4.5% 1/25/36		514	545
Series 2005-14 Class ZB, 5% 3/25/35		915	999
Series 2006-72 Class CY, 6% 8/25/26		740	799
Series 2009-59 Class HB, 5% 8/25/39		1,397	1,532
Series 201-75 Class AL, 3.5% 8/25/26		5,640	5,892
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	4,059
Series 2011-80:
Class HE, 3.5% 8/25/26		1,980	2,082
Class KB, 3.5% 8/25/26		3,075	3,218
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		97	4
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		138	6
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,484	164
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.1572% 3/25/36 (b)(g)		1,705	1,744
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		369	21
Series 2011-67 Class AI, 4% 7/25/26 (l)		428	40
Series 2012-27 Class EZ, 4.25% 3/25/42		3,213	3,450
Series 2016-26 Class CG, 3% 5/25/46		5,925	6,044
Freddie Mac:
floater:
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7344% 6/15/18 (b)(g)		2	2
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1344% 2/15/33 (b)(g)		872	888
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.6344% 3/15/34 (b)(g)		1,080	1,085
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		34	37
Series 2996 Class MK, 5.5% 6/15/35		83	91
Series 3415 Class PC, 5% 12/15/37		386	418
Series 3763 Class QA, 4% 4/15/34		135	135
Series 3840 Class VA, 4.5% 9/15/27		1,607	1,648
Series 3857 Class ZP, 5% 5/15/41		1,132	1,328
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,517	5,033
Series 2303 Class ZV, 6% 4/15/31		84	94
Series 2877 Class ZD, 5% 10/15/34		2,958	3,226
Series 3745 Class KV, 4.5% 12/15/26		2,834	3,034
Series 3806 Class L, 3.5% 2/15/26		3,100	3,266
Series 3862 Class MB, 3.5% 5/15/26		3,281	3,432
Series 3843 Class PZ, 5% 4/15/41		1,158	1,339
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,368	2,476
Series 4341 Class ML, 3.5% 11/15/31		3,272	3,408
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.7361% 7/20/37 (b)(g)		582	585
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7161% 1/20/38 (b)(g)		143	144
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.0961% 8/20/38 (b)(g)		918	932
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.1361% 9/20/38 (b)(g)		811	829
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8344% 11/16/39 (b)(g)		643	648
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.7644% 12/16/39 (b)(g)		481	484
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5656% 7/20/60 (b)(g)(k)		3,991	3,964
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5306% 9/20/60 (b)(g)(k)		4,896	4,858
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5306% 8/20/60 (b)(g)(k)		5,422	5,390
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6106% 12/20/60 (b)(g)(k)		1,817	1,808
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 12/20/60 (b)(g)(k)		3,029	3,030
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 2/20/61 (b)(g)(k)		5,939	5,940
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7206% 2/20/61 (b)(g)(k)		7,237	7,236
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 4/20/61 (b)(g)(k)		2,529	2,529
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (b)(g)(k)		2,988	2,984
Class FC, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (b)(g)(k)		2,705	2,703
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7606% 6/20/61 (b)(g)(k)		3,569	3,573
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8306% 10/20/61 (b)(g)(k)		3,948	3,960
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 11/20/61 (b)(g)(k)		3,375	3,393
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 1/20/62 (b)(g)(k)		2,220	2,232
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 1/20/62 (b)(g)(k)		3,273	3,283
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 3/20/62 (b)(g)(k)		2,093	2,101
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8806% 5/20/61 (b)(g)(k)		1,349	1,352
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.8306% 8/20/63 (b)(g)(k)		520	521
Class FD, 1 month U.S. LIBOR + 0.600% 1.8306% 8/20/63 (b)(g)(k)		1,314	1,318
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5106% 5/20/63 (b)(g)(k)		5,451	5,450
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4306% 4/20/63 (b)(g)(k)		5,571	5,565
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (l)		948	114
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,307
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		1,709	1,701
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		14,004	14,179
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		2,347	2,364
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7306% 9/20/62 (b)(g)(k)		7,268	7,286
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8806% 11/20/65 (b)(g)(k)		1,860	1,867
Series 2004-22 Class M1, 5.5% 4/20/34		286	366
Series 2010-169 Class Z, 4.5% 12/20/40		2,512	2,729
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		7,177	7,415
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		22,609	22,940
Series 2010-H17 Class XP, 5.2956% 7/20/60 (b)(k)		8,242	8,522
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(k)		7,419	7,630
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		4,380	4,461
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		8,895	9,070
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		655	47
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0185% 4/20/39 (b)(m)		2,930	3,069
Class ST, 8.800% - 1 month U.S. LIBOR 7.1519% 8/20/39 (b)(m)		7,009	7,477
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		10,598	10,543
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		8,299	8,347
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		22,586	22,704
Class JA, 2.5% 6/20/65 (k)		2,095	2,107
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(k)		17,198	17,133
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(g)(k)		8,749	8,805
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.58% 8/20/66 (b)(g)(k)		9,546	9,566
Series 2090-118 Class XZ, 5% 12/20/39		5,595	6,340
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $345,287)			344,314

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,622
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		10,365	10,845
Series K034 Class A1, 2.669% 2/25/23		7,169	7,260
Series K710 Class A2, 1.883% 5/25/19		3,065	3,068
Series K713 Class A2, 2.313% 3/25/20		1,871	1,885
Series K717 Class A2, 2.991% 9/25/21		1,559	1,607
Series 2017-K727 Class A1, 2.632% 10/25/23		6,076	6,175
Series K504 Class A2, 2.566% 9/25/20		3,177	3,221
Series K704 Class A2, 2.412% 8/25/18		2,222	2,229
Series K705 Class A2, 2.303% 9/25/18		9,000	9,045
Series K706 Class A2, 2.323% 10/25/18		10,054	10,100
Series K724 Class A1, 2.776% 3/25/23		6,091	6,215
Series K726 Class A1, 2.596% 8/25/23		2,336	2,367
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5561% 2/25/20 (b)(g)		16,725	16,761
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $83,432)			83,400

Foreign Government and Government Agency Obligations - 20.1%
Arab Republic 5.875% 6/11/25 (c)		1,298	1,297
Arab Republic of Egypt:
5.875% 6/11/25		2,425	2,423
6.125% 1/31/22 (c)		7,310	7,565
7.5% 1/31/27 (c)		1,335	1,453
8.5% 1/31/47 (c)		6,620	7,376
Argentine Republic:
Badlar - Private Banks + 3.000% 22.5072% 10/9/17 (b)(g)	ARS	77,495	4,477
5.625% 1/26/22		4,930	5,177
6.875% 4/22/21		23,995	26,155
7.125% 6/28/2117 (c)		2,975	2,969
7.5% 4/22/26		2,820	3,170
Australian Commonwealth:
3% 3/21/47	AUD	9,450	6,592
5.5% 1/21/18	AUD	75,000	59,516
Bahrain Kingdom 6.75% 9/20/29 (c)		1,690	1,676
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(n)		500,000	0
value recovery B rights 1/2/21 (f)(n)		750,000	0
Barbados Government:
7% 8/4/22 (c)		1,920	1,766
7.25% 12/15/21 (c)		220	202
Belarus Republic:
6.875% 2/28/23 (c)		4,260	4,578
7.625% 6/29/27 (c)		2,100	2,344
8.95% 1/26/18		12,455	12,679
Brazilian Federative Republic:
5.625% 1/7/41		4,525	4,559
7.125% 1/20/37		10,315	12,249
8.25% 1/20/34		10,815	14,141
10% 1/1/21	BRL	9,855	3,228
Buenos Aires Province:
6.5% 2/15/23(c)		2,915	3,073
9.95% 6/9/21 (c)		5,835	6,721
10.875% 1/26/21 (c)		1,750	2,013
10.875% 1/26/21 (Reg. S)		12,736	14,646
Buoni del Tesoro Poliennali:
2.2% 6/1/27	EUR	30,700	36,594
2.7% 3/1/47 (c)	EUR	7,400	7,818
4.5% 3/1/24	EUR	31,925	44,973
Cameroon Republic 9.5% 11/19/25 (c)		1,685	1,988
Canadian Government:
0.5% 11/1/18	CAD	66,300	52,611
1% 6/1/27	CAD	24,100	17,464
3.5% 12/1/45	CAD	15,200	14,624
City of Buenos Aires 8.95% 2/19/21 (c)		1,145	1,271
Colombian Republic:
7.375% 9/18/37		2,275	3,001
10.375% 1/28/33		4,065	6,316
Costa Rican Republic 7% 4/4/44 (c)		1,710	1,817
Croatia Republic:
5.5% 4/4/23 (c)		1,350	1,498
6% 1/26/24 (c)		1,100	1,256
Danish Kingdom 1.75% 11/15/25	DKK	84,500	15,037
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (c)		695	729
6.25% 10/4/20 (c)		630	671
6.25% 7/27/21 (c)		1,190	1,279
Dominican Republic:
5.95% 1/25/27 (c)		3,375	3,628
6.6% 1/28/24 (c)		1,090	1,225
6.85% 1/27/45 (c)		1,755	1,963
6.875% 1/29/26 (c)		2,315	2,640
7.45% 4/30/44 (c)		2,740	3,264
Ecuador Republic:
8.75% 6/2/23 (c)		1,275	1,318
9.65% 12/13/26 (c)		2,150	2,268
El Salvador Republic 7.375% 12/1/19 (c)		1,235	1,287
French Government:
, yield at date of purchase -0.65% to -0.613% 11/1/17 to 11/22/17	EUR	107,250	126,847
OAT 3.25% 5/25/45	EUR	8,425	13,253
0% 2/25/20	EUR	46,600	55,725
1% 5/25/27	EUR	35,000	42,320
2.25% 5/25/24	EUR	2,800	3,766
4% 4/25/18	EUR	52,200	63,291
4% 4/25/60	EUR	6,240	11,756
German Federal Republic:
0% 3/15/19	EUR	71,375	85,281
0% 10/7/22	EUR	18,900	22,640
0.25% 2/15/27	EUR	32,550	37,960
1% 8/15/25(Reg. S)	EUR	22,050	27,829
2.5% 8/15/46	EUR	3,575	5,502
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,710
Indonesian Republic:
7.75% 1/17/38 (c)		4,305	6,119
8.375% 3/15/24	IDR	78,334,000	6,433
8.5% 10/12/35 (Reg. S)		5,370	7,965
Irish Republic:
1% 5/15/26(Reg. S)	EUR	10,700	12,916
2% 2/18/45 (Reg.S)	EUR	6,329	7,668
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		350	366
7.25% 4/15/19 (c)		5,745	6,008
8.25% 4/15/24 (c)		1,150	1,305
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	34,056
5.5% 12/4/23		12,385	14,675
Japan Government:
0.1% 12/20/20	JPY	7,980,550	71,377
0.1% 6/20/26	JPY	1,200,000	10,736
0.1% 9/20/27	JPY	2,500,000	22,291
0.4% 6/20/18	JPY	2,197,350	19,603
0.4% 3/20/56	JPY	2,250,000	15,990
0.9% 6/20/22	JPY	5,732,800	53,276
1.9% 9/20/30	JPY	4,533,000	48,972
Jordanian Kingdom 3% 6/30/25		8,712	9,142
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,979
Lebanese Republic:
4% 12/31/17		3,190	3,182
5% 10/12/17		2,660	2,660
5.15% 6/12/18		5,970	5,989
5.15% 11/12/18		2,630	2,640
5.45% 11/28/19		4,760	4,773
6% 5/20/19		5,125	5,189
Mongolian People's Republic 8.75% 3/9/24 (c)		4,280	4,800
New Zealand Government 6% 5/15/21	NZD	8,000	6,525
Panamanian Republic 9.375% 4/1/29		825	1,242
Peruvian Republic:
4% 3/7/27 (f)(o)		5,671	5,601
6.35% 8/12/28 (c)	PEN	10,630	3,523
8.2% 8/12/26 (Reg. S)	PEN	7,870	2,978
Province of Santa Fe 7% 3/23/23 (c)		6,105	6,496
Provincia de Cordoba:
7.125% 6/10/21 (c)		9,085	9,749
7.45% 9/1/24 (c)		4,235	4,598
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,396	1,439
Republic of Armenia:
6% 9/30/20 (c)		3,796	4,009
7.15% 3/26/25 (c)		2,730	3,052
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		11,770	10,997
6.752% 3/9/23 (c)		2,740	2,721
Republic of Nigeria 6.75% 1/28/21 (c)		590	627
Republic of Serbia:
6.75% 11/1/24 (c)		2,417	2,458
7.25% 9/28/21 (c)		825	952
Republic of Singapore 3.25% 9/1/20	SGD	32,500	25,165
Russian Federation:
5.25% 6/23/47 (c)		5,400	5,517
5.625% 4/4/42 (c)		1,850	2,054
5.875% 9/16/43 (c)		1,260	1,439
12.75% 6/24/28 (Reg. S)		11,995	21,090
Rwanda Rep 6.625% 5/2/23 (c)		2,190	2,283
Spanish Kingdom:
2.75% 10/31/24 (Reg. S)	EUR	725	964
2.9% 10/31/46(Reg. S) (c)	EUR	10,850	12,951
State of Qatar 9.75% 6/15/30 (c)		850	1,344
Sweden Kingdom 4.25% 3/12/19	SEK	155,550	20,468
Switzerland Confederation 3% 1/8/18	CHF	28,100	29,305
Turkish Republic:
5.125% 3/25/22		3,495	3,660
5.625% 3/30/21		3,665	3,897
6% 3/25/27		2,225	2,388
6.25% 9/26/22		8,600	9,433
6.75% 5/30/40		1,220	1,355
6.875% 3/17/36		3,090	3,486
7% 6/5/20		1,340	1,463
7.25% 3/5/38		2,455	2,884
7.375% 2/5/25		3,240	3,763
8% 2/14/34		1,925	2,395
9.4% 7/8/20	TRY	11,605	3,117
11.875% 1/15/30		3,070	4,882
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		2,155	2,232
Ukraine Government:
1.471% 9/29/21		3,400	3,330
7.75% 9/1/21 (c)		24,049	25,525
7.75% 9/1/22 (c)		22,369	23,720
7.75% 9/1/23 (c)		1,139	1,196
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	56,600	76,364
1.25% 7/22/27	GBP	22,950	30,335
1.75% 7/22/19 (Reg.S)	GBP	15,375	21,083
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	16,300	27,254
United Mexican States 6.5% 6/10/21	MXN	37,920	2,069
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,090	1,534
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(n)		97,601	390
9.25% 9/15/27		9,555	3,774
11.95% 8/5/31 (Reg. S)		4,715	1,898
12.75% 8/23/22		1,950	900
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (b)(f)(g)		530	472
4% 3/12/28 (f)(o)		13,263	13,178
4.8% 11/19/24 (c)		590	630
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,742,658)			1,788,729

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,212)		INR 206,100	3,181
		Shares	Value (000s)

Common Stocks - 5.1%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.3%
Chassix Holdings, Inc. (f)(p)		302,830	10,678
Chassix Holdings, Inc. warrants 7/29/20 (f)(p)		16,209	176
Delphi Automotive PLC		58,300	5,737
Exide Technologies (f)(p)		3,795	0
Exide Technologies (f)(p)		12,652	8
Lear Corp.		41,700	7,217
Tenneco, Inc.		117,300	7,117
			30,933
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (p)(q)		32,078	14
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp.		164,200	4,277
Extended Stay America, Inc. unit		664,300	13,286
Melco Crown Entertainment Ltd. sponsored ADR		205,200	4,949
MGM Mirage, Inc.		111,800	3,644
Red Rock Resorts, Inc.		676,344	15,664
			41,820
Household Durables - 0.1%
CalAtlantic Group, Inc.		155,500	5,696
Newell Brands, Inc.		74,045	3,160
Toll Brothers, Inc.		94,600	3,923
			12,779
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.		34,900	5,024
Media - 0.4%
Liberty Global PLC Class A (p)		293,800	9,963
Naspers Ltd. Class N		73,600	15,874
Sinclair Broadcast Group, Inc. Class A		253,300	8,118
			33,955

TOTAL CONSUMER DISCRETIONARY			124,525

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
JBS SA		1,130,000	3,033
Reddy Ice Holdings, Inc. (p)		142,776	66
			3,099
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		70,406	1,197
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy, Inc.:
Class A		44,026	1,024
Class B		10,647	248
Crestwood Equity Partners LP		60,500	1,476
Goodrich Petroleum Corp.		48,395	470
Pacific Exploration and Production Corp.		168,535	5,882
VNR Finance Corp.		43,178	864
VNR Finance Corp. (c)		210,357	3,786
			13,750

TOTAL ENERGY			14,947

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (f)(p)		3,883,237	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (p)		206,600	5,824

TOTAL FINANCIALS			5,824

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. (p)		75,400	6,001
Rotech Healthcare, Inc. (f)(p)		68,276	76
			6,077
Pharmaceuticals - 0.1%
Allergan PLC		42,700	8,751
Jazz Pharmaceuticals PLC (p)		28,600	4,183
			12,934

TOTAL HEALTH CARE			19,011

INDUSTRIALS - 0.6%
Airlines - 0.2%
Air Canada (p)		806,200	16,954
Delta Air Lines, Inc.		78,000	3,761
			20,715
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		25,456	12
WP Rocket Holdings, Inc. (f)(p)(q)		9,383,257	94
			106
Marine - 0.0%
U.S. Shipping Partners Corp. (f)(p)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(p)		112,939	0
			0
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (p)		89,400	4,569
Air Lease Corp. Class A		123,200	5,251
HD Supply Holdings, Inc. (p)		281,900	10,168
Penhall Acquisition Co.:
Class A (f)(p)		6,088	476
Class B (f)(p)		2,029	159
United Rentals, Inc. (p)		99,442	13,797
			34,420
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)		213,632	983

TOTAL INDUSTRIALS			56,224

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 0.1%
CDW Corp.		79,800	5,267
Internet Software & Services - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (p)		140,000	24,179
Alphabet, Inc. Class A (p)		19,300	18,793
Facebook, Inc. Class A (p)		125,400	21,427
			64,399
IT Services - 0.4%
First Data Corp. Class A (p)		359,700	6,489
Global Payments, Inc.		61,200	5,816
MasterCard, Inc. Class A		64,900	9,164
PayPal Holdings, Inc. (p)		140,000	8,964
Visa, Inc. Class A		37,300	3,925
			34,358
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		58,100	14,092
Cypress Semiconductor Corp.		5,171	78
MagnaChip Semiconductor Corp. (p)(r)		49,030	556
Micron Technology, Inc. (p)		72,400	2,847
Microsemi Corp. (p)		157,800	8,124
ON Semiconductor Corp. (p)		413,600	7,639
Qorvo, Inc. (p)		59,427	4,200
Semtech Corp. (p)		66,300	2,490
Skyworks Solutions, Inc.		141,800	14,449
			54,475
Software - 0.2%
Adobe Systems, Inc. (p)		49,200	7,340
Electronic Arts, Inc. (p)		69,700	8,229
Nuance Communications, Inc. (p)		184,800	2,905
			18,474
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp.		37,200	3,214

TOTAL INFORMATION TECHNOLOGY			180,187

MATERIALS - 0.3%
Chemicals - 0.2%
DowDuPont, Inc.		66,500	4,604
LyondellBasell Industries NV Class A		113,900	11,282
			15,886
Containers & Packaging - 0.0%
Berry Global Group, Inc. (p)		68,600	3,886
Metals & Mining - 0.1%
Aleris Corp. (f)(p)		38,307	268
Freeport-McMoRan, Inc. (p)		348,000	4,886
			5,154

TOTAL MATERIALS			24,926

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Altice U.S.A., Inc. Class A		146,000	3,987
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (p)		272,900	16,827

TOTAL TELECOMMUNICATION SERVICES			20,814

UTILITIES - 0.1%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	332
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.		464,200	5,115

TOTAL UTILITIES			5,447

TOTAL COMMON STOCKS
(Cost $364,357)			455,004

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (f)(p)		57,438	534
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		7,200	5,279

TOTAL CONVERTIBLE PREFERRED STOCKS			5,813

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)		94,947,700	949
TOTAL PREFERRED STOCKS
(Cost $10,995)			6,762
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (f)		1,475	1,471
Diversified Consumer Services - 0.1%
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (b)(g)		4,798	4,777
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(g)		1,870	1,861
			6,638
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (f)	CAD	29	12

TOTAL CONSUMER DISCRETIONARY			8,121

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(f)		681	686
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21(b)(g)		9,292	6,772
			7,458
Oil, Gas & Consumable Fuels - 0.4%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (b)(g)		3,101	3,109
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (b)(g)		2,778	2,796
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6094% 12/31/21 (b)(g)		20,495	21,817
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(g)		5,265	5,668
Vanguard Natural Gas LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.74% 5/1/21 (b)(g)		529	519
			33,909

TOTAL ENERGY			41,367

FINANCIALS - 0.0%
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 7/20/20 (b)(g)		3,242	3,264
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (g)(s)		895	904

TOTAL FINANCIALS			4,168

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5625% 2/1/25 (b)(g)		120	110
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/21/24 (b)(g)		920	932

TOTAL INDUSTRIALS			1,042

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/26/24 (b)(g)		1,465	1,472
3 month U.S. LIBOR + 8.500% 9/26/25 (g)(s)		4,025	4,025
			5,497
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(g)		385	391
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(g)		1,780	1,787
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3239% 9/18/25 (b)(g)		360	371
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 9/19/24 (g)(s)		1,200	1,212
3 month U.S. LIBOR + 8.000% 9/19/25 (g)(s)		1,490	1,502
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (b)(g)		7,095	7,314
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(g)		1,070	1,041
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(g)		3,390	3,312
			16,930

TOTAL INFORMATION TECHNOLOGY			22,427

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(g)		542	542
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (e)(g)		2,104	1,020
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(g)		8,009	7,325
			8,345

TOTAL MATERIALS			8,887

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (b)(g)		11,245	11,298
TOTAL BANK LOAN OBLIGATIONS
(Cost $96,184)			97,310
		Shares	Value (000s)

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (t)
(Cost $549,247)		5,205,658	537,016
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.5%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		9,140	9,417
FINANCIALS - 3.3%
Banks - 3.0%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		4,225	4,451
Banco Do Brasil SA 9% (b)(c)(h)		4,520	4,971
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		3,400	3,771
Bank of America Corp.:
5.125% (b)(h)		10,690	11,076
5.2% (b)(h)		25,390	26,655
6.25% (b)(h)		9,040	10,007
Barclays Bank PLC 7.625% 11/21/22		8,780	10,328
CBOM Finance PLC 8.875% (b)(c)(h)		3,985	3,353
Citigroup, Inc.:
5.8% (b)(h)		8,960	9,447
5.9% (b)(h)		13,975	15,163
5.95% (b)(h)		25,260	27,443
6.25% (b)(h)		6,405	7,257
6.3% (b)(h)		2,145	2,378
JPMorgan Chase & Co.:
5% (b)(h)		12,930	13,311
5.3% (b)(h)		6,510	6,930
6% (b)(h)		29,580	32,462
6.125% (b)(h)		6,740	7,596
6.75% (b)(h)		3,295	3,806
Royal Bank of Scotland Group PLC 8.625% (b)(h)		13,765	15,265
Wells Fargo & Co.:
5.875% (b)(h)		19,480	22,019
5.9% (b)(h)		24,365	26,952
			264,641
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (b)(h)		11,780	12,453
5.7% (b)(h)		13,704	14,455
			26,908
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (c)(h)		3,110	3,162
8.625% (Reg. S) (h)		380	386
			3,548

TOTAL FINANCIALS			295,097

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(h)		16,030	6,067
7.5% (Reg. S) (h)		250	95
			6,162
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)		4,015	3,120
TOTAL PREFERRED SECURITIES
(Cost $300,902)			313,796
		Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.09%(u)		464,498,214	464,591
Fidelity Securities Lending Cash Central Fund 1.10%(u)(v)		342,678	343
TOTAL MONEY MARKET FUNDS
(Cost $464,911)			464,934

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 1.960% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	24,500	$384
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 1.960% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	24,500	41
TOTAL PURCHASED SWAPTIONS
(Cost $392)			425
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $8,700,411)			9,040,652
NET OTHER ASSETS (LIABILITIES) - (1.3)%			(114,955)
NET ASSETS - 100%			$8,925,697

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	159	Dec. 2017	$19,925	$(212)	$(212)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	390	Dec. 2017	84,124	(238)	(238)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	203	Dec. 2017	33,520	(611)	(611)
TOTAL FUTURES CONTRACTS					$(1,061)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR (3)	Quarterly	CME	Dec. 2019	$25,000	$(51)	$0	$(51)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,027,672,000 or 22.7% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,161,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $208,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Quantity represents share amount.

 (o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,040,000 or 0.0% of net assets.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	12/19/16	$5,239
Tricer Holdco SCA	12/19/16	$3,385
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,929
Fidelity Floating Rate Central Fund	19,969
Fidelity Securities Lending Cash Central Fund	1
Total	$21,899

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$590,803	$57,422	$109,643	$16,349	$(17,915)	$537,016	32.9%
Total	$590,803	$57,422	$109,643	$16,349	$(17,915)	$537,016

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$124,525	$113,649	$14	$10,862
Consumer Staples	3,633	3,099	--	534
Energy	14,947	11,161	3,786	--
Financials	5,824	5,824	--	--
Health Care	24,290	18,935	5,279	76
Industrials	57,173	54,512	--	2,661
Information Technology	180,187	180,187	--	--
Materials	24,926	24,658	--	268
Telecommunication Services	20,814	20,814	--	--
Utilities	5,447	5,447	--	--
Corporate Bonds	3,314,213	--	3,314,168	45
U.S. Government and Government Agency Obligations	1,571,981	--	1,571,981	--
U.S. Government Agency - Mortgage Securities	45,472	--	45,472	--
Asset-Backed Securities	14,115	--	14,115	--
Collateralized Mortgage Obligations	344,314	--	344,314	--
Commercial Mortgage Securities	83,400	--	83,400	--
Foreign Government and Government Agency Obligations	1,788,729	--	1,769,088	19,641
Supranational Obligations	3,181	--	3,181	--
Bank Loan Obligations	97,310	--	95,141	2,169
Fixed-Income Funds	537,016	537,016	--	--
Preferred Securities	313,796	--	313,796	--
Money Market Funds	464,934	464,934	--	--
Purchased Swaptions	425	--	425	--
Total Investments in Securities:	$9,040,652	$1,440,236	$7,564,160	$36,256
Derivative Instruments:
Liabilities
Futures Contracts	$(1,061)	$(1,061)	$--	$--
Swaps	(51)	--	(51)	--
Total Liabilities	$(1,112)	$(1,061)	$(51)	$--
Total Derivative Instruments:	$(1,112)	$(1,061)	$(51)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017